STEWARD FUNDS, INC.

on behalf of its series

Steward Large Cap Core Fund

(the “Fund”)

Supplement dated April 12, 2024 to the Currently Effective Prospectus and Statement of Additional Information dated August 28, 2023

This Supplement reports the following changes to information in the Fund’s Prospectus and Statement of Additional Information dated August 28, 2023.

A.	Effective April 12, 2024, Class R6 shares of Steward Large Cap Core Fund are available for purchase.

Please retain this Supplement for future reference.